                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2004

Market Conditions

Perhaps the most significant event of the six-month review period happened on its final day. On June 30, 2004, the Federal Open Market Committee (the "Fed") raised the federal funds rate target by 25 basis points, to 1.25 percent. Prior to that, the target rate had been at a multidecade low for a full year. Indeed, rates across the money market yield curve had steadily trended lower for several years. The Fed's change had been widely anticipated; at the end of the period the market reflected investors' general expectation that rates would rise still further in the coming months as a result of mounting inflationary pressures.

The municipal money markets for the period were largely mixed. At the outset of the period, the U.S. economy remained weak and state governments were facing severe budgetary difficulties. Across the board, municipalities were seeking ways to reduce expenditures and boost revenue through a variety of tactics, including new fees and taxes, refinancing of existing debt and, in some instances, borrowing to fund deficits. The economic and investment environment both showed marked improvement in the spring of 2004, when continued growth in employment and corporate profits alike resulted in improving outlooks for municipal tax revenues. The money market yield curve — the difference between short- and longer-term yields — steepened significantly over the first six months of 2004, reflecting the market's expectation of further strength in the U.S. economy.

Performance Analysis

As of June 30, 2004, Morgan Stanley Tax-Free Daily Income Trust had net assets of more than $478 million and an average portfolio maturity of 30 days. For the six-month period ended June 30, 2004, the Fund provided a total return of 0.18 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.55 percent, while its 30-day moving average yield for June was 0.54 percent. Past performance is no guarantee of future results.

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market in anticipation of further yield increases there. As a result, the Fund's portfolio ended the period with a weighted average maturity somewhat lower than has historically been the case at this point in the year. We chose to emphasize short-term variable-rate paper and shorter maturities of tax-exempt commercial paper in order to minimize the potential adverse effects of rising interest rates. Given the budgetary challenges facing many municipal governments, we remained highly cautious in our security selection over the course of the review period.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	78.2%
Municipal Notes and Bonds	14.5
Tax-Exempt Commercial Paper	7.3

MATURITY SCHEDULE
1 - 30 Days	77.2%
31 - 60 Days	6.3
61 - 90 Days	6.0
91 - 120 Days	2.1
121+ Days	8.4

Data as of June 30, 2004. Subject to change daily. All percentages for Portfolio Composition and Maturity Schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (79.5%)
	Connecticut
$1,200	Connecticut Health & Educational Facilities Authority, Quinnipiac University 2001 Ser F (Radian)	1.10%	07/01/04	$1,200,000
	Florida
2,500	Collier County Health Facilities Authority, Cleveland Clinic Health System Ser 2003 C-1	1.10	07/01/04	2,500,000
16,750	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A	1.04	07/08/04	16,750,000
2,000	Jacksonville Economic Development Commission, Florida Proton Therapy Institute Ser 2003 A	1.23	07/01/04	2,000,000
10,000	Orlando Utilities Commission, Water & Electric Ser 2002 B	1.08	07/08/04	10,000,000
	Georgia
7,700	Burke County Development Authority, Oglethorpe Power Co Ser 1993 A (FGIC) & 1994 A (FGIC)	1.04	07/08/04	7,700,000
2,000	Georgia, PUTTERs Ser 440	1.12	07/08/04	2,000,000
14,740	Private Colleges & Universities Authority, Emory University 2000 Ser B & 2001 Ser B	1.00	07/08/04	14,740,000
	Hawaii
5,000	Hawaii, ROCs II-R Ser 6012	1.14	07/08/04	5,000,000
	Illinois
14,000	Chicago, Ser 2002 B (FGIC)	1.09	07/08/04	14,000,000
6,500	Chicago Metropolitan Water Reclamation District 2002 Ser E	1.02	07/08/04	6,500,000
9,600	Illinois Educational Facilities Authority, Northwestern University Ser 1988	1.05	07/08/04	9,600,000
5,000	Illinois Finance Authority, Revolving Fund, ROCs II-R 6015	1.14	07/08/04	5,000,000
1,100	Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser 2004 B Subser 2004B-1	1.10	07/01/04	1,100,000
11,000	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	1.08	07/08/04	11,000,000
	Kansas
3,805	Kansas Department of Transportation, Highway Eagle #20041005 Class A	1.14	07/08/04	3,805,000
	Kentucky
4,200	Breckinridge County, Kentucky Association of Counties Leasing Trust 2002 Ser A	1.10	07/01/04	4,200,000
3,600	Louisville & Jefferson County Metropolitan Sewer District, Sewer and Drainage System Ser 2003 A (FSA)	1.05	07/08/04	3,600,000
	Louisiana
3,900	New Orleans Aviation Board, Ser 1993 B (MBIA)	1.08	07/08/04	3,900,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Massachusetts
$6,000	Massachusetts Bay Transportation Authority, Ser 2000	1.02%	07/08/04	$6,000,000
	Michigan
7,000	Detroit, Sewage Disposal System Senior Lien 2001 Ser C-1 (FSA)	1.08	07/08/04	7,000,000
4,880	Holt Public Schools, Refg Ser 2002	1.06	07/08/04	4,880,000
10,000	Michigan, Grant Anticipation Notes Ser 2001 A (FSA)	1.07	07/08/04	10,000,000
	Minnesota
10,000	Minneapolis, Guthrie Theater on the River Ser 2003 A	1.08	07/08/04	10,000,000
15,430	University of Minnesota Regents, Ser 1999 A & Ser 2001 A	1.09	07/08/04	15,430,000
	Mississippi
6,000	Perry County, Leaf River Forest Products Inc Ser 2002	1.08	07/08/04	6,000,000
	Missouri
5,000	Lee's Summit, Multifamily Housing Ser 2001 A	1.42	07/08/04	5,000,000
1,000	Missouri Development Finance Board, Nelson Gallery Foundation Ser 2001 B (MBIA)	1.10	07/01/04	1,000,000
	Missouri Health and Educational Facilities Authority,
1,000	Washington University Ser 1985 A	1.04	07/08/04	1,000,000
8,300	Washington University Ser 2000 B	1.10	07/01/04	8,300,000
	Nebraska
9,000	American Public Energy Agency, National Public Gas Agency 2003 Ser A	1.11	07/08/04	9,000,000
	New Jersey
8,000	New Jersey Turnpike Authority, Ser 1991 D (FGIC)	1.05	07/08/04	8,000,000
	New York
2,400	Long Island Power Authority, Electric Ser 7 Subser 7 B (MBIA)	1.00	07/08/04	2,400,000
	Nevada
3,560	Clark County School District, PUTTERs Ser 398 (FSA)	1.12	07/08/04	3,560,000
	North Carolina
	Mecklenburg County,
5,000	Public Improvement Ser C	1.08	07/08/04	5,000,000
3,575	Ser 2001 COPs	1.08	07/08/04	3,575,000
	North Carolina,
10,000	Ser 2002 C	1.05	07/08/04	10,000,000
3,700	Ser 2002 D	1.00	07/08/04	3,700,000
	Ohio
5,000	Cleveland, Water 2002 Ser L (FGIC)	1.08	07/08/04	5,000,000
4,310	Ohio, Ser 2004 PT-2139	1.12	07/08/04	4,310,000
	Oklahoma
	Oklahoma Water Resources Board,
3,485	State Loan Program Ser 1995	0.98	09/01/04	3,485,000
4,215	State Loan Program Ser 1999	1.02	09/01/04	4,215,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Oregon
$5,000	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	1.08%	07/08/04	$5,000,000
	Pennsylvania
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	1.04	07/08/04	6,800,000
5,500	Washington County Authority, The Trustees of the University of Pennsylvania Ser 2004	1.08	07/08/04	5,500,000
	Rhode Island
11,115	Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)	1.08	07/08/04	11,115,000
	Tennessee
3,800	Jackson Energy Authority, Gas System Ser 2002 (FSA)	1.05	07/08/04	3,800,000
6,800	Montgomery County Public Building Authority, Pooled Financing Ser 1997 & Ser 1999	1.08	07/08/04	6,800,000
	Texas
1,100	Bell County Health Facilities Development Corporation, Scott & White Memorial Hospital Ser 2001-2 (MBIA)	1.10	07/01/04	1,100,000
	Harris County Health Facilities Development Corporation,
22,700	Methodist Hospital Ser 2002	1.10	07/01/04	22,700,000
3,600	St Luke's Episcopal Hospital Ser 2001 B	1.10	07/01/04	3,600,000
4,400	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	1.04	07/08/04	4,400,000
5,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	0.95	08/16/04	5,000,000
4,250	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	1.05	07/08/04	4,250,000
4,900	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	1.06	07/08/04	4,900,000
	Utah
8,400	Eagle Mountain, Gas & Electric Ser 2001	1.07	07/08/04	8,400,000
	Intermountain Power Agency,
7,000	Power Supply 1985 Ser F (Ambac)	0.92	09/15/04	7,000,000
7,100	Power Supply 1985 Ser F (Ambac)	1.25	12/01/04	7,100,000
	Washington
5,490	Snohomish County, Public Utility District No1 ROCs II-R Ser 4059 (FSA)	1.14	07/08/04	5,490,000
3,000	Washington Health Care Facilities Authority, Providence Services Ser 2002 A (MBIA)	1.10	07/01/04	3,000,000
	Puerto Rico
3,000	Puerto Rico Highway and Transportation Authority, Transportation 1998 Ser A (Ambac)	1.00	07/08/04	3,000,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $380,405,000)			380,405,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Tax-Exempt Commercial Paper (7.4%)
	Colorado
$8,000	Regional Transportation District, Sub Lien Sales Tax Ser 2001 A	1.15%	08/12/04	1.15%	$8,000,000
	Florida
5,000	Jacksonville Electric Authority, Electric System 2000 Subser F	1.00	08/10/04	1.00	5,000,000
	Indiana
4,324	Indiana State Office Building Commission, Hoosier Notes Ser A	1.10	09/09/04	1.10	4,324,000
	New York
6,000	New York City, Fiscal 1994 Ser H Subser H-5 (MBIA)	1.12	08/25/04	1.12	6,000,000
	Texas
7,000	San Antonio, Electric & Gas Ser 1995 A	0.95	07/14/04	0.95	7,000,000
5,000	Texas Public Finance Authority, Ser 2003	1.07	07/19/04	1.07	5,000,000
	Total Tax-Exempt Commercial Paper (Cost $35,324,000)				35,324,000
	Short-Term Municipal Notes and Bonds (14.8%)
	California
5,000	California School Cash Reserve Program Authority, 2003 Pool Ser A (Ambac), dtd 07/03/03	2.00	07/06/04	0.90	5,000,746
	Colorado
7,000	Colorado, Education Loan Ser 2003 B TRANs, dtd 12/11/03	2.00	08/09/04	1.21	7,005,821
	Illinois
5,000	Illinois, Certificates Ser 2004, dtd 06/23/04	2.00	10/22/04	1.15	5,013,028
1,000	Illinois Finance Authority, Ser 2004-A School Notes, dtd 02/25/04	1.80	12/01/04	1.25	1,002,279
	Indiana
	Indiana Bond Bank,
5,000	Advanced Funding Notes Ser 2004 A, dtd 01/29/04	2.00	01/25/05	1.10	5,025,282
3,000	Midyear Funding Notes Ser 2004 A, dtd 06/24/04	2.50	01/26/05	1.38	3,018,984
5,000	Indianapolis Local Improvement Bond Bank, Ser 2004 B Notes, dtd 01/14/04	2.00	07/06/04	1.00	5,000,679
	Kentucky
4,000	Kentucky Association of Counties Advance Revenue Program, Ser 2004 A COPs TRANs, dtd 07/01/04 (WI)	3.00	06/30/05	1.68	4,051,760
	Michigan
5,000	Michigan, Ser 2004 A, dtd 02/04/04	2.00	09/30/04	0.98	5,012,641

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Ohio
$4,500	Akron, Ser 2004 BANs, dtd 03/04/04	2.00%	11/04/04	1.05%	$4,514,534
2,000	Youngstown City School District, Ser 2004 BANs, dtd 07/06/04 (WI)	2.00	03/09/05	1.48	2,006,940
	Oregon
11,000	Oregon, 2003 Ser A TANs, dtd 10/22/03	2.25	11/15/04	1.07	11,048,069
	Texas
10,000	Texas, Ser 2003 TRANs, dtd 09/02/03	2.00	08/31/04	1.12	10,014,278
	Utah
3,000	Davis County, Ser 2004 TRANs, dtd 06/22/04	2.25	12/30/04	1.25	3,014,808
	Total Short-Term Municipal Notes and Bonds (Cost $70,729,849)				70,729,849
	Total Investments (Cost $486,458,849) (a) (b)			101.7%	486,458,849
	Liabilities in Excess of Other Assets			(1.7)	(8,130,826)
	Net Assets			100.0%	$478,328,023

COPs	Certificates of Participation.
BANs	Bond Revenue Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2004.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $6,058,700 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Limited.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $486,458,849)	$486,458,849
Cash	133,613
Interest receivable	1,202,049
Prepaid expenses and other assets	58,796
Total Assets	487,853,307
Liabilities:
Payable for:
Investments purchased	6,058,700
Shares of beneficial interest redeemed	3,154,001
Investment management fee	167,794
Distribution fee	43,152
Accrued expenses and other payables	101,637
Total Liabilities	9,525,284
Net Assets	$478,328,023
Composition of Net Assets:
Paid-in-capital	$478,297,965
Accumulated undistributed net investment income	31,782
Accumulated net realized loss	(1,724)
Net Assets	$478,328,023
Net Asset Value Per Share,
478,329,449 shares outstanding (unlimited shares authorized $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$2,543,182
Expenses
Investment management fee	1,245,399
Distribution fee	246,126
Transfer agent fees and expenses	132,637
Registration fees	47,547
Professional fees	37,020
Shareholder reports and notices	26,861
Custodian fees	12,849
Trustees' fees and expenses	7,308
Other	9,357
Total Expenses	1,765,104
Less: amounts waived	(90,629)
Less: expense offset	(12,640)
Net Expenses	1,661,835
Net Investment Income	$881,347

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$881,347	$2,048,929
Dividends to shareholders from net investment income	(881,459)	(2,048,675)
Net decrease from transactions in shares of beneficial interest	(28,071,237)	(33,827,623)
Net Decrease	(28,071,349)	(33,827,369)
Net Assets:
Beginning of period	506,399,372	540,226,741
End of Period
(Including accumulated undistributed net investment income of $31,782 and $31,894, respectively)	$478,328,023	$506,399,372

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

Effective May 1, 2004, the Investment Manager has agreed to assume all operating expenses and to waive the compensation provided for its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2004, aggregated $511,373,190 and $540,215,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,687. At June 30, 2004, the Fund had an accrued pension liability of $59,575 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Shares sold	597,639,940	1,275,824,200
Shares issued in reinvestment of dividends	881,459	2,048,675
	598,521,399	1,277,872,875
Shares redeemed	(626,592,636)	(1,311,700,498)
Net decrease in shares outstanding	(28,071,237)	(33,827,623)

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Federal Income Tax Status

At December 31, 2003, the Fund had a net capital loss carryforward of $1,724 which will expire on
December 31, 2008 to offset future capital gains to the extent provided by regulations.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001		2000	1999
	(unaudited	)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.002		0.004	0.008	0.021		0.033	0.025
Less dividends from net investment income	(0.002)		(0.004)	(0.008)	(0.021)		(0.033)	(0.025)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return	0.18	% (1)	0.37%	0.78%	2.13%		3.38%	2.53%
Ratios to Average Net Assets:
Expenses (before expense offset)	0.67	% (2)(4)	0.68%	0.68%	0.68	%(3)	0.69%	0.73	%(3)
Net investment income	0.35	% (2)(4)	0.37%	0.78%	2.10%		3.35%	2.49%
Supplemental Data:
Net assets, end of period, in thousands	$478,328		$506,399	$540,227	$563,914		$573,881	$480,121

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	If the Investment Manager had not waived a portion of its fee, the annualized expense and net investment income ratios would have been 0.71% and 0.31%, respectively.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

RA04-00471P-Y06/04	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Free Daily Income Trust Semiannual Report June 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                       /s/ Francis Smith
                                                       Francis Smith
                                                       Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                              /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                              /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9